Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2021
Disclosure Of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

37. SUPPLEMENTARY CASH FLOW INFORMATION
A) Working Capital
Working capital is calculated as follows:

As at December 31,	2021	2020
Total Current Assets	11,988	2,976
Total Current Liabilities	7,305	2,359
Working Capital	4,683	617
At December 31, 2021, adjusted working capital was $3.8 billion (December 31, 2020 – $653 million), excluding assets held for sale of $1.3 billion (December 31, 2020 – $nil), the current portion of the contingent payment of $236 million (December 31, 2020 – $36 million) and liabilities related to assets held for sale of $186 million (December 31, 2020 – $nil).
Changes in non-cash working capital is as follows:

For the years ended December 31,	2021	2020	2019
Accounts Receivable and Accrued Revenues	(953)	77	(475)
Income Tax Receivable	(1)	(12)	150
Inventories	(1,646)	450	(408)
Accounts Payable and Accrued Liabilities	1,645	(338)	283
Income Tax Payable	87	(17)	—
Total Non-Cash Working Capital	(868)	160	(450)

Cash From (Used in) Operating	(1,227)	198	(333)
Cash From (Used in) Investing	359	(38)	(117)
Total Non-Cash Working Capital	(868)	160	(450)

For the years ended December 31,	2021	2020	2019
Interest Paid	811	381	457
Interest Received	24	5	12
Income Taxes Paid	209	18	17
B) Reconciliation of Liabilities
The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at December 31, 2018	—	—	9,164	—
Adjustment for Change in Accounting Policy (1)	—	—	—	1,494
Changes From Financing Cash Flows:
(Repayment) of Long-Term Debt	—	—	(2,279)	—
Net Issuance (Repayment) of Revolving Long-Term Debt	—	—	276	—
Common Share Dividends Paid	(260)	—	—	—
Principal Repayment of Leases	—	—	—	(150)
Non-Cash Changes:
Common Share Dividends Declared	260	—	—	—
Foreign Exchange (Gain) Loss	—	—	(399)	(23)
Net Premium (Discount) on Redemption of Long-Term Debt	—	—	(63)	—
Lease Additions	—	—	—	590
Lease Terminations	—	—	—	(11)
Lease Re-measurements	—	—	—	15
Other	—	—	—	1
As at December 31, 2019	—	—	6,699	1,916
Changes From Financing Cash Flows:
Common Share Dividends Paid	(77)	—	—	—
Net Issuance (Repayment) of Short-Term Borrowings	—	117	—	—
Issuance of Long-Term Debt	—	—	1,326	—
(Repayment) of Long-Term Debt	—	—	(112)	—
(Repayment) of Revolving Long-Term Debt	—	—	(220)	—
Principal Repayment of Leases	—	—	—	(197)
Non-Cash Changes:
Common Share Dividends Declared	77	—	—	—
Foreign Exchange (Gain) Loss, Net	—	4	(231)	(6)
Net Premium (Discount) on Redemption of Long-Term Debt	—	—	(25)	—
Finance Costs	—	—	5	—
Lease Additions	—	—	—	49
Lease Terminations	—	—	—	(1)
Lease Modifications	—	—	—	(2)
Lease Re-measurements	—	—	—	(2)
Other	—	—	(1)	—
As at December 31, 2020	—	121	7,441	1,757

(1) Effective January 1, 2019, the Company adopted International Financial Reporting Standard 16, "Leases".

(Continued)	Dividends Payable	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
Acquisition (see Note 5A)	—	40	6,602	1,441
Changes From Financing Cash Flows:
Common Share Dividends Paid	(176)	—	—	—
Preferred Share Dividends Paid	(34)	—	—	—
Net Issuance (Repayment) of Short-Term Borrowings	—	(77)	—	—
Net Issuance (Repayment) of Revolving Long-Term Debt	—	—	(350)	—
Issuance of Long-Term Debt	—	—	1,557	—
(Repayment) of Long-Term Debt	—	—	(2,870)	—
Principal Repayment of Leases	—	—	—	(300)
Non-Cash Changes:
Common Share Dividends Declared	176	—	—	—
Preferred Share Dividends Declared	34	—	—	—
Foreign Exchange (Gain) Loss, Net	—	(5)	(57)	(10)
Net Premium (Discount) on Redemption of Long-Term Debt	—	—	121	—
Finance Costs	—	—	(59)	—
Lease Additions	—	—	—	110
Lease Terminations	—	—	—	(1)
Lease Modifications	—	—	—	22
Lease Re-Measurements	—	—	—	(4)
Transfers to Liabilities Related to Assets Held for Sale	—	—	—	(58)
As at December 31, 2021	—	79	12,385	2,957